Income Taxes - Significant Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Federal and state net operating loss carryforwards	$ 3,495	$ 1,012
Credits	9,718	8,903
Deferred rent	4	6
Other accrued liabilities	614	509
Depreciation	3	5
Share based compensation	2,875	2,336
Deferred interest	2,053	1,871
Intangible Assets	28,207	0
Total deferred tax assets	46,969	14,642
Deferred tax liabilities:
Other accrued liabilities	0	0
Depreciation	0	0
Total deferred tax liabilities	0	0
Valuation allowance	46,969	14,642
Net deferred tax liability	$ 0	$ 0